Schedule of Contractual Maturities of Financial Liabilities (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Non-derivatives
Trade and other payables	$ 1,804,042	$ 2,414,485
Financial liability	$ 6,673,747	$ 6,281,411
Weighted average interest rate of financial liability	11.39%	10.86%
Total non-derivatives	$ 8,477,789	$ 8,695,896
Derivatives
Financial derivative liability	384,500	250,921
Total non-derivatives	384,500	250,921
6 Months or Less [Member]
Non-derivatives
Trade and other payables	1,804,042	2,414,485
Financial liability
Total non-derivatives	1,804,042	2,414,485
Derivatives
Financial derivative liability
Total non-derivatives
6 to 12 Months [Member]
Non-derivatives
Trade and other payables
Financial liability	1,021,490	928,867
Total non-derivatives	1,021,490	928,867
Derivatives
Financial derivative liability	384,500	250,921
Total non-derivatives	384,500	250,921
Between 2 and 5 Years [Member]
Non-derivatives
Trade and other payables
Financial liability	5,652,257	5,352,544
Total non-derivatives	5,652,257	5,352,544
Derivatives
Financial derivative liability
Total non-derivatives
Over 5 Years [Member]
Non-derivatives
Trade and other payables
Financial liability
Total non-derivatives
Derivatives
Financial derivative liability
Total non-derivatives